Other Investment (Details 4) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Other Investments [Line Items]
Beginning balance	$ 1,292
Investments in ordinary shares	435	$ 0	$ 0
Ending balance	828	1,346	1,292
Wilk Technologies Ltd
Other Investments [Line Items]
Beginning balance	0
Investments in ordinary shares	435
Changes in fair value	(27)
Effect of changes in exchange rates	(5)
Ending balance	$ 403	$ 0	$ 0